VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST
Value Line Strategic Asset Management Trust
Investment objective
The Trust’s investment objective is to achieve a high total investment return consistent with reasonable risk.
Fees and expenses
This table describes the fees and expenses you pay in connection with an investment in the Trust. It does not take into account any fees or other expenses of any variable annuity or variable life insurance product. If such fees were reflected, expenses would be higher.

Annual Trust Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses		VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST C000020640 VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		0.40%
Other Expenses		0.13%
Total Annual Trust Operating Expenses		1.03%
Less: 12b-1 Fee Waiver	[1]	(0.15%)
Net Expenses		0.88%
[1]	Effective May 1, 2013 through June 30, 2015, EULAV Securities LLC (the "Distributor") has contractually agreed to waive a portion of the Trust's 12b-1 fee in an amount equal to 0.15% of the Trust's average daily net assets. There is no assurance that the Distributor will extend the contractual fee waiver beyond June 30, 2015. The waiver cannot be modified or terminated before June 30, 2015 without the approval of the Trust's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Trust for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST C000020640 VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	90	313	554	1,246

Portfolio turnover

The Trust pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust’s performance. During the most recent fiscal year the Trust’s portfolio turnover rate was 17 % of the average value of its portfolio.

Principal investment strategies of the Trust
To achieve the Trust’s investment objective, EULAV Asset Management (the “Adviser”) invests in a broad range of common stocks, bonds and money market instruments in accordance with an asset allocation strategy based primarily on data derived from proprietary computer models for the stock and bond markets which Value Line, Inc. developed. The Adviser attempts to achieve the Trust’s investment objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Trust among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year that are principally rated investment grade (i.e., within the four highest categories of a nationally recognized statistical rating organization) and (c) money market instruments (debt securities with maturities of less than one year). On occasion, the Trust may invest in BBB rated debt securities which may have certain speculative characteristics and in debt securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including mortgage-backed securities issued by government sponsored enterprises.

While the Trust is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) in selecting securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The Trust’s investments usually, as measured by the number and total value of purchases, are selected from common stocks issued by companies that are ranked 1, 2 or 3 by either Ranking System at the time of purchase. There are no set limitations of investments in any category or according to a company’s size. As described above, the Adviser relies primarily on the rankings of companies by the Ranking Systems in selecting stocks for the Trust, but has discretion, including whether and which ranked stocks to include within the Trust’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Trust’s portfolio. The Adviser analyzes the stocks provided by the Ranking Systems and determines those in which the Trust shall invest and in what amounts such investments shall be made taking into account the potential risk and reward of each investment.

Principal risks of investing in the Trust
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. The risks vary depending upon the Trust’s mix of stocks, bonds and money market securities. Therefore, before you invest in the Trust you should carefully evaluate the risks.

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Market Risk. The chief risk that you assume when investing in the Trust is market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole.

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Equity Securities. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

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Interest Rate and Reinvestment Risk. The income on and market price of debt securities fluctuate with changes in interest rates. When interest rates rise, the market prices of the debt securities the Trust owns usually decline. When interest rates fall, the market prices of debt securities usually increase, but the Trust’s income tends to decline. Such decline follows quickly for most variable rate securities and eventually for fixed rate securities as the Trust must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, buy-back, call, etc.) at a lower rate of interest or return. Generally, the market price of debt securities with longer durations or fixed rates of return will fluctuate more in response to changes in interest rates than the market price of shorter-term securities or variable rate debt securities, respectively.

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Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased interest rate risk, prepayment risk and extension risk.

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Inflation Risk. Debt securities (excluding inflation-indexed securities) are subject to long-term erosion in purchasing power and such erosion may exceed any return received by the Trust with respect to a debt security.

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Illiquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that the Trust would like when there is little or no active trading market. If a security cannot be sold by the Trust at a favorable time and price, the Trust may have to lower the price, sell other securities instead, or forgo an investment opportunity in order to obtain liquidity. This could have a negative effect on the Trust’s performance.

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 Asset Allocation Risk. Asset allocation risk is the risk that the Trust’s selection and weighting of different asset classes within its portfolio will favor an asset class that performs poorly relative to other asset classes. Because the Trust’s weightings among different asset classes are expected to change over time, the risks of investing in the Trust may vary substantially depending upon the mix of stocks, debt securities and money market securities in its portfolio.

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 Government Securities. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Trust are not backed by the full faith and credit of the U.S., and are neither issued nor guaranteed by the U.S. Treasury. Even securities that are backed by the full faith and credit of the U.S. may be adversely affected as to market prices and yields if the long-term sovereign credit rating of the U.S. is further downgraded, as it was by Standard & Poors in 2011.

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 Ranking System Risk. The Adviser’s use of the results of the Ranking Systems in managing the Trust involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower ranked securities, may appreciate to a greater extent than those securities in the Trust’s portfolio.

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 Active Management Risk. Because the Trust is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results.

An investment in the Trust is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 13.

Trust performance
This bar chart and table can help you evaluate the potential risks of investing in the Trust. The bar chart below shows how returns for the Trust’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns of these shares for one, five, and ten years. These returns are compared to the performance of a custom index comprised of the returns of the S&P 500® Index (weighted 60%), which is a broad based market index, and the Barclays Capital U.S. Government/Credit Bond Index (weighted 40%) , which measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year. This performance information does not reflect separate account or variable insurance contract fees or charges. If such fees and charges were reflected, the Trust’s returns would be less than those shown. All returns reflect reinvested dividends. The Trust’s past performance is not necessarily an indication of how it will perform in the future.

Total returns as of 12/31 each year (%)

Best Quarter: Q2 2009 +14.52% Worst Quarter: Q4 2008 –17.66%
Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	Label	1 year		5 years		10 years
C000020640 VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	Value Line Strategic Asset Management Trust	21.63%		15.23%		8.02%
S&P 500 Index	S&P 500 Index	18.62%	[1]	12.54%	[1]	6.26%	[1]
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	18.62%	[1]	12.54%	[1]	6.26%	[1]
[1]	This custom index is composed of a 60% weighting in the S&P® 500 Index and a 40% weighting in the Barclays Capital U.S. Government/Credit Bond Index, calculated on a total return basis with dividends reinvested.